Shareholder Report, Holdings (Details)	Dec. 31, 2024
Empower Emerging Markets Equity Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.44%
Empower Emerging Markets Equity Fund - Institutional Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
Empower Emerging Markets Equity Fund - Institutional Class | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.47%
Empower Emerging Markets Equity Fund - Institutional Class | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower Emerging Markets Equity Fund - Institutional Class | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower Emerging Markets Equity Fund - Institutional Class | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower Emerging Markets Equity Fund - Institutional Class | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Emerging Markets Equity Fund - Institutional Class | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Emerging Markets Equity Fund - Institutional Class | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower Emerging Markets Equity Fund - Institutional Class | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Emerging Markets Equity Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	26.72%
Empower Emerging Markets Equity Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Total Investments	19.04%
Empower Emerging Markets Equity Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.88%
Empower Emerging Markets Equity Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.49%
Empower Emerging Markets Equity Fund - Institutional Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower Emerging Markets Equity Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.77%
Empower Emerging Markets Equity Fund - Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.37%
Empower Emerging Markets Equity Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.33%
Empower Emerging Markets Equity Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.85%
Empower Emerging Markets Equity Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower Emerging Markets Equity Fund - Institutional Class | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower Emerging Markets Equity Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.57%
Empower Emerging Markets Equity Fund - Institutional Class | GREECE
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Emerging Markets Equity Fund - Institutional Class | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Emerging Markets Equity Fund - Institutional Class | POLAND
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Emerging Markets Equity Fund - Institutional Class | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Emerging Markets Equity Fund - Institutional Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%
Empower Emerging Markets Equity Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.44%
Empower Emerging Markets Equity Fund - Investor Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
Empower Emerging Markets Equity Fund - Investor Class | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.47%
Empower Emerging Markets Equity Fund - Investor Class | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower Emerging Markets Equity Fund - Investor Class | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower Emerging Markets Equity Fund - Investor Class | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower Emerging Markets Equity Fund - Investor Class | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Emerging Markets Equity Fund - Investor Class | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Emerging Markets Equity Fund - Investor Class | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower Emerging Markets Equity Fund - Investor Class | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Emerging Markets Equity Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	26.72%
Empower Emerging Markets Equity Fund - Investor Class | INDIA
Holdings [Line Items]
Percent of Total Investments	19.04%
Empower Emerging Markets Equity Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.88%
Empower Emerging Markets Equity Fund - Investor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.49%
Empower Emerging Markets Equity Fund - Investor Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower Emerging Markets Equity Fund - Investor Class | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.77%
Empower Emerging Markets Equity Fund - Investor Class | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.37%
Empower Emerging Markets Equity Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.33%
Empower Emerging Markets Equity Fund - Investor Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.85%
Empower Emerging Markets Equity Fund - Investor Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower Emerging Markets Equity Fund - Investor Class | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower Emerging Markets Equity Fund - Investor Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.57%
Empower Emerging Markets Equity Fund - Investor Class | GREECE
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Emerging Markets Equity Fund - Investor Class | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Emerging Markets Equity Fund - Investor Class | POLAND
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Emerging Markets Equity Fund - Investor Class | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Emerging Markets Equity Fund - Investor Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%
Empower International Growth Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.74%
Empower International Growth Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Empower International Growth Fund - Institutional Class | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.31%
Empower International Growth Fund - Institutional Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower International Growth Fund - Institutional Class | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower International Growth Fund - Institutional Class | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower International Growth Fund - Institutional Class | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
Empower International Growth Fund - Institutional Class | RELX PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Empower International Growth Fund - Institutional Class | Puma SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Empower International Growth Fund - Institutional Class | Amadeus IT Group SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Empower International Growth Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower International Growth Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.15%
Empower International Growth Fund - Institutional Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%
Empower International Growth Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.21%
Empower International Growth Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.87%
Empower International Growth Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.06%
Empower International Growth Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.76%
Empower International Growth Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.73%
Empower International Growth Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.80%
Empower International Growth Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower International Growth Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.66%
Empower International Growth Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower International Growth Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.08%
Empower International Growth Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	2.84%
Empower International Growth Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.09%
Empower International Growth Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower International Growth Fund - Institutional Class | URUGUAY
Holdings [Line Items]
Percent of Total Investments	1.47%
Empower International Growth Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Growth Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.74%
Empower International Growth Fund - Investor Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Empower International Growth Fund - Investor Class | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.31%
Empower International Growth Fund - Investor Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower International Growth Fund - Investor Class | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower International Growth Fund - Investor Class | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower International Growth Fund - Investor Class | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
Empower International Growth Fund - Investor Class | RELX PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Empower International Growth Fund - Investor Class | Puma SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Empower International Growth Fund - Investor Class | Amadeus IT Group SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Empower International Growth Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower International Growth Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.15%
Empower International Growth Fund - Investor Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%
Empower International Growth Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.21%
Empower International Growth Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.87%
Empower International Growth Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.06%
Empower International Growth Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.76%
Empower International Growth Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.73%
Empower International Growth Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.80%
Empower International Growth Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower International Growth Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.66%
Empower International Growth Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower International Growth Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.08%
Empower International Growth Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	2.84%
Empower International Growth Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.09%
Empower International Growth Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower International Growth Fund - Investor Class | URUGUAY
Holdings [Line Items]
Percent of Total Investments	1.47%
Empower International Growth Fund - Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Index Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower International Index Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower International Index Fund - Institutional Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower International Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
Empower International Index Fund - Institutional Class | U.S. Treasury Bills 4.29% [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower International Index Fund - Institutional Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Index Fund - Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Empower International Index Fund - Institutional Class | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Empower International Index Fund - Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower International Index Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower International Index Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower International Index Fund - Institutional Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	4.82%
Empower International Index Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.15%
Empower International Index Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.70%
Empower International Index Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.89%
Empower International Index Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.45%
Empower International Index Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.74%
Empower International Index Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower International Index Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.94%
Empower International Index Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.79%
Empower International Index Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.55%
Empower International Index Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.43%
Empower International Index Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.57%
Empower International Index Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
Empower International Index Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.99%
Empower International Index Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower International Index Fund - Investor Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower International Index Fund - Investor Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower International Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
Empower International Index Fund - Investor Class | U.S. Treasury Bills 4.29% [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower International Index Fund - Investor Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Index Fund - Investor Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Empower International Index Fund - Investor Class | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Empower International Index Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower International Index Fund - Investor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower International Index Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower International Index Fund - Investor Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	4.82%
Empower International Index Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.15%
Empower International Index Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.70%
Empower International Index Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.89%
Empower International Index Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.45%
Empower International Index Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.74%
Empower International Index Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower International Index Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.94%
Empower International Index Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.79%
Empower International Index Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.55%
Empower International Index Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.43%
Empower International Index Fund - Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.57%
Empower International Index Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
Empower International Index Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.99%
Empower International Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
Empower International Value Fund - Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
Empower International Value Fund - Institutional Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower International Value Fund - Institutional Class | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower International Value Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower International Value Fund - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
Empower International Value Fund - Institutional Class | Franco-Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower International Value Fund - Institutional Class | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Value Fund - Institutional Class | Legrand SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower International Value Fund - Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower International Value Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.89%
Empower International Value Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower International Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.82%
Empower International Value Fund - Institutional Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower International Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.49%
Empower International Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.22%
Empower International Value Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
Empower International Value Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.30%
Empower International Value Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.95%
Empower International Value Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.14%
Empower International Value Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
Empower International Value Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower International Value Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.57%
Empower International Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	2.52%
Empower International Value Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower International Value Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.48%
Empower International Value Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower International Value Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower International Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
Empower International Value Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
Empower International Value Fund - Investor Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower International Value Fund - Investor Class | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower International Value Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower International Value Fund - Investor Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
Empower International Value Fund - Investor Class | Franco-Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower International Value Fund - Investor Class | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Value Fund - Investor Class | Legrand SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower International Value Fund - Investor Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower International Value Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.89%
Empower International Value Fund - Investor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower International Value Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.82%
Empower International Value Fund - Investor Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower International Value Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.49%
Empower International Value Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.22%
Empower International Value Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
Empower International Value Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.30%
Empower International Value Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.95%
Empower International Value Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.14%
Empower International Value Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
Empower International Value Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower International Value Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.57%
Empower International Value Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	2.52%
Empower International Value Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower International Value Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.48%
Empower International Value Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower International Value Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.22%